Morgan Stanley Income Securities Inc.
LETTER TO THE SHAREHOLDERS - MARCH 31, 2003

Dear Shareholder:

The six months ended March 31, 2003, began and ended with the economy showing renewed weakness. Throughout the last three years, there have been several episodes of weakness followed by evidence of improvement. The first major sign of weakness was the sharp correction in the technology sector. More recent episodes have been associated with accounting scandals and the Mideast crisis. In addition to the implications of this prolonged weakness for general interest rate levels, accounting scandals and other corporate management issues have been a significant factor in the economic picture during the last eighteen months; and they have had a profound effect on the corporate security market, which is the principle sector in which Morgan Stanley Income Securities Inc. invests.

The seemingly unending sequence of difficulties has led the fixed-income markets to price in a highly pessimistic outlook both for the economy and for Corporate America for the next five to ten years. The economic consensus, for example, is that the U.S. economy ended the period with approximately a four percent gap between aggregate GDP and potential GDP. Our analysis indicates that the Treasury yield curve is priced as if the economy will remain about two percent below potential GDP five years from now and somewhat below for a decade.

In our view, this level of pessimism is inconsistent with the resilience of the American spirit and with the significant policy stimulus that already is building within the economy. Monetary policy is highly accommodative. The federal funds rate has been cut from 6.50 percent at the end of 2000 to 1.25 percent, with the last reduction from 1.75 percent occurring in November; and money supply growth has been brisk. Fiscal policy has swung from a restrictive surplus to a large and growing deficit. The declining dollar also suggests an improved economic outlook in particular for multinational corporations.

During the review period, the market began to price in some improvement. The five-year Treasury note yield, for example, rose from 2.56 percent to 2.71 percent. However, yields remain near 45-year lows. The extraordinarily low federal funds rate has tended to keep rates low, especially for the shorter maturities. The two-year note yield, for example, fell by 20 basis points from
1.69 percent to 1.49 percent during the period. As market participants begin to appreciate the potential for a healthy recovery in the U.S. economy, we expect yields to rise.

In anticipation of such a change in market sentiment, we began to reduce the interest-rate sensitivity of the Fund before the beginning of the review period and made an additional reduction during the period. By the beginning of the period, the interest-rate sensitivity of the

Morgan Stanley Income Securities Inc.
LETTER TO THE SHAREHOLDERS - MARCH 31, 2003 continued

Fund was approximately one year below that of a corporate market benchmark index; and by the end of the period is was approximately 1.25 years below that of the index.

The pessimism within the corporate sector was similar to the pessimism that kept general interest-rate levels so low, although the pessimism in the corporate market abated as the period progressed. The average yield for the corporate market was 2.56 percent higher than that of the average for the Treasury market at the beginning of the review period. By the end of the period, the average difference had fallen to 1.84 percent. Despite more recent disclosures of lapses in corporate governance, there was a growing consensus that the worst problems already had been disclosed. Throughout the period, we maintained a significant position in the corporate markets, because we continue to view the markets as having an unusually high level of relative value.

Performance and Portfolio Strategy

For the six-month period ended March 31, 2003, the Fund produced a total return of 6.52 percent based on a change in net asset value and reinvestment of distributions. Based on the Fund's market price on the New York Stock Exchange and reinvestment of distributions, the Fund's total return for the period was
4.09 percent. The Fund's performance reflected an improvement in the corporate market during the period. Past performance is no guarantee of future results.

On March 31, 2003, the portfolio's effective duration, a measure of interest-rate sensitivity, was 5.38 years. Corporate bonds and other non-government credits accounted for 96.3 percent of the Fund's holdings at the end of the fiscal year. In our view, corporate securities remain very attractively valued relative to other investment-grade fixed-income sectors.

Looking Ahead

We believe that the economy will benefit from fiscal stimuli, low interest rates and increased capital spending. The recovery has been more uneven than might have been expected. There is, however, no reason to doubt the fundamental soundness of the economy and an eventual recovery. We do note, however, that important consumer sectors, such as housing and automobiles, have remained firm and therefore are not likely to post significant gains. Consequently, the overall recovery may be modest. Such an outlook would tend to be relatively advantageous for corporate securities, which constitute a significant portion of the Fund's portfolio. With respect to interest rates, the Fund is in a relatively defensive position, which we believe should tend to limit any adverse effect from rising interest rates. We believe that corporate

Morgan Stanley Income Securities Inc.
LETTER TO THE SHAREHOLDERS - MARCH 31, 2003 continued

securities continue to offer good value, including generous yields, relative to other sectors of the investment grade fixed income markets.

We would again like to remind shareholders that the Directors have approved a procedure whereby the Fund may, when appropriate, repurchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. In accordance with this procedure, 176,900 shares of the Fund were purchased on the NYSE during the six-month period ended March 31, 2003.

We appreciate your ongoing support of Morgan Stanley Income Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

Morgan Stanley Income Securities Inc.
RESULTS OF ANNUAL MEETING

                             *         *         *

On December 18, 2002, an annual meeting of the Fund's shareholders was held for the purpose of electing Directors, the results of which were as follows:

(1) Election of Directors:

Michael Bozic
For..................  8,882,128
Withheld.............    208,441

Charles A. Fiumefreddo
For..................  8,858,265
Withheld.............    232,304

Edwin J. Garn
For..................  8,882,108
Withheld.............    208,461

Wayne E. Hedien
For..................  8,881,461
Withheld.............    209,108

James F. Higgins
For..................  8,875,049
Withheld.............    215,520

Dr. Manuel H. Johnson
For..................  8,890,411
Withheld.............    200,158

Michael E. Nugent
For..................  8,887,593
Withheld.............    202,976

Philip J. Purcell
For..................  8,882,172
Withheld.............    208,397

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------
            Corporate Bonds (92.1%)
            Aerospace (1.9%)
$    150    Boeing Co. .............................................   6.625%   02/15/38    $    147,283
     875    Lockheed Martin Corp. ..................................   8.20     12/01/09       1,079,950
     215    Lockheed Martin Corp. ..................................   7.75     05/01/26         257,397
   1,140    Raytheon Co. ...........................................   8.20     03/01/06       1,286,589
     603    Systems 2001 Asset Trust - 144A*........................   6.664    09/15/13         661,340
                                                                                            ------------
                                                                                               3,432,559
                                                                                            ------------
            Air Freight/Couriers (1.2%)
   2,000    FedEx Corp. ............................................   7.25     02/15/11       2,309,112
                                                                                            ------------
            Airlines (0.7%)
   1,541    Continental Airlines, Inc. .............................   6.90     01/02/18       1,275,494
                                                                                            ------------
            Auto Parts: O.E.M. (0.6%)
     425    Arvinmeritor, Inc. .....................................   6.625    06/15/07         416,500
     555    Arvinmeritor, Inc. .....................................   8.75     03/01/12         566,100
     165    Dana Corp. .............................................   9.00     08/15/11         162,525
                                                                                            ------------
                                                                                               1,145,125
                                                                                            ------------
            Broadcasting (1.0%)
   1,600    Clear Channel Communications, Inc. .....................   7.65     09/15/10       1,847,736
                                                                                            ------------
            Building Products (0.2%)
     440    Masco Corp..............................................   6.50     08/15/32         450,472
                                                                                            ------------
            Cable/Satellite TV (3.4%)
     985    Comcast Cable Communications, Inc. .....................   8.375    05/01/07       1,122,122
   1,420    Comcast Cable Communications, Inc. .....................   6.75     01/30/11       1,531,217
   1,585    Comcast Corp. ..........................................   6.50     01/15/15       1,668,481
     965    Cox Communications, Inc. ...............................   7.125    10/01/12       1,097,381
     525    Echostar DBS Corp. .....................................   9.375    02/01/09         559,125
     390    TCI Communications, Inc. ...............................   7.875    02/15/26         429,065
                                                                                            ------------
                                                                                               6,407,391
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------
            Casino/Gaming (2.9%)
$  1,840    Harrah's Operating Co., Inc. ...........................   8.00%    02/01/11    $  2,117,547
     995    MGM Mirage Inc. ........................................   8.50     09/15/10       1,099,475
   1,955    Park Place Entertainment Corp. .........................   7.50     09/01/09       1,994,100
      70    Station Casinos, Inc. ..................................   8.375    02/15/08          74,725
                                                                                            ------------
                                                                                               5,285,847
                                                                                            ------------
            Chemicals: Agricultural (0.7%)
   1,090    Monsanto Co. ...........................................   7.375    08/15/12       1,199,097
                                                                                            ------------
            Chemicals: Specialty (0.1%)
      50    Fmc Corp. - 144A*.......................................  10.25     11/01/09          55,000
     165    Millennium America, Inc. ...............................   9.25     06/15/08         178,200
                                                                                            ------------
                                                                                                 233,200
                                                                                            ------------
            Department Stores (2.4%)
   2,800    Federated Department Stores, Inc. ......................   6.625    09/01/08       3,118,296
     610    May Department Stores Co., Inc. ........................   5.95     11/01/08         661,568
     265    May Department Stores Co., Inc. ........................   6.70     09/15/28         268,409
     450    May Department Stores Co., Inc. ........................   6.90     01/15/32         464,402
                                                                                            ------------
                                                                                               4,512,675
                                                                                            ------------
            Electric Utilities (3.5%)
     530    Cincinnati Gas & Electric Co. ..........................   5.70     09/15/12         560,139
     220    Columbus Southern Power Co. - 144A*.....................   6.60     03/01/33         230,356
   1,000    Constellation Energy Group, Inc. .......................   7.60     04/01/32       1,144,182
     835    Duquesne Light Co. .....................................   6.70     04/15/12         945,445
     930    Exelon Corp. ...........................................   6.75     05/01/11       1,045,371
     280    Florida Power & Light Co. ..............................   4.85     02/01/13         289,639
     225    Ohio Power Co. - 144A*..................................   6.60     02/15/33         235,609
   1,080    PSEG Energy Holdings....................................   9.125    02/10/04       1,109,700
     600    PSEG Energy Holdings....................................   8.625    02/15/08         619,500
     270    Wisconsin Energy Corp. .................................   6.20     04/01/33         272,282
                                                                                            ------------
                                                                                               6,452,223
                                                                                            ------------
            Electrical Products (0.6%)
   1,095    Cooper Industries, Ltd. ................................   5.25     07/01/07       1,139,632
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------
            Environmental Services (1.9%)
$    715    Republic Services Inc. .................................   6.75%    08/15/11    $    792,425
   2,230    USA Waste Services, Inc. ...............................   7.125    10/01/07       2,475,365
      95    USA Waste Services, Inc. ...............................   7.00     07/15/28          98,555
     235    Waste Management, Inc. .................................   7.375    05/15/29         254,722
                                                                                            ------------
                                                                                               3,621,067
                                                                                            ------------
            Finance/Rental/Leasing (5.1%)
   1,395    Ford Motor Credit Corp. ................................   7.375    10/28/09       1,318,900
   1,950    Ford Motor Credit Corp. ................................   7.25     10/25/11       1,789,601
   1,465    Hertz Corp. ............................................   7.625    08/15/07       1,432,291
     100    Hertz Corp. ............................................   7.40     03/01/11          88,643
     240    Hertz Corp. ............................................   7.625    06/01/12         213,228
   1,430    Household Finance Corp. ................................   6.75     05/15/11       1,588,517
     350    MBNA America Bank N.A. .................................   7.125    11/15/12         379,122
   1,905    MBNA Corp. .............................................   6.125    03/01/13       1,923,463
     760    Newcourt Credit Group Inc. (Series B)...................   6.875    02/16/05         800,681
                                                                                            ------------
                                                                                               9,534,446
                                                                                            ------------
            Financial Conglomerates (9.6%)
     495    Boeing Capital Corp. ...................................   6.10     03/01/11         507,293
   1,215    Boeing Capital Corp. ...................................   5.80     01/15/13       1,208,612
     210    Boeing Capital Corp. ...................................   6.50     02/15/12         217,518
   1,785    Citigroup Inc. .........................................   5.625    08/27/12       1,914,172
   4,120    General Motors Acceptance Corp. ........................   6.875    09/15/11       4,071,116
   2,665    General Motors Acceptance Corp. ........................   8.00     11/01/31       2,594,817
   2,885    J.P. Morgan Chase Co., Inc. ............................   6.75     02/01/11       3,195,259
     405    John Hancock Financial Services, Inc. ..................   5.625    12/01/08         435,208
     920    Prudential Holdings, LLC (Series B) - 144A* (FSA).......   7.245    12/18/23       1,061,229
   2,220    Prudential Holdings, LLC - 144A*........................   8.695    12/18/23       2,675,100
                                                                                            ------------
                                                                                              17,880,324
                                                                                            ------------
            Food Retail (2.7%)
     830    Albertson's Inc. .......................................   7.50     02/15/11         962,881
     430    Albertson's Inc. .......................................   7.45     08/01/29         475,877
     520    Kroger Co. .............................................   7.70     06/01/29         591,455
   2,060    Kroger Co. .............................................   7.50     04/01/31       2,303,848
     680    Safeway Inc. ...........................................   5.80     08/15/12         716,604
                                                                                            ------------
                                                                                               5,050,665
                                                                                            ------------
            Food: Major Diversified (0.1%)
      90    Kraft Foods Inc. .......................................   6.25     06/01/12          93,812
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------
            Food: Meat/Poultry/Fish (0.3%)
$    620    Smithfield Foods Inc. (Series B)........................   8.00%    10/15/09    $    632,400
                                                                                            ------------
            Forest Products (1.1%)
   1,815    Weyerhaeuser Co. .......................................   6.75     03/15/12       1,989,785
                                                                                            ------------
            Gas Distributors (1.1%)
     760    Consolidated Natural Gas Co. ...........................   6.25     11/01/11         838,423
     127    Ras Laffan Liquid Natural Gas Co. Ltd - 144A* (Qatar)...   7.628    09/15/06         133,924
     440    Ras Laffan Liquid Natural Gas Co. Ltd - 144A* (Qatar)...   8.294    03/15/14         468,116
     590    Sempra Energy...........................................   6.00     02/01/13         617,129
                                                                                            ------------
                                                                                               2,057,592
                                                                                            ------------
            Home Building (1.5%)
     790    Centex Corp. ...........................................   7.875    02/01/11         916,555
   1,600    Pulte Homes Inc. .......................................   7.875    08/01/11       1,827,616
                                                                                            ------------
                                                                                               2,744,171
                                                                                            ------------
            Home Furnishings (0.4%)
     600    Mohawk Industries Inc. .................................   7.20     04/15/12         673,198
                                                                                            ------------
            Home Improvement Chains (0.2%)
     350    Lowe's Companies, Inc. .................................   6.50     03/15/29         375,778
                                                                                            ------------
            Hospital/Nursing Management (3.1%)
      85    Columbia/HCA Healthcare Corp. ..........................   9.00     12/15/14         103,072
   1,000    Columbia/HCA Healthcare Corp. ..........................   7.19     11/15/15       1,070,272
     640    HCA Inc. ...............................................   6.30     10/01/12         657,468
     910    Manor Care, Inc. .......................................   8.00     03/01/08         955,500
     860    Tenet Healthcare Corp. .................................   7.375    02/01/13         864,300
   2,214    Tenet Healthcare Corp. .................................   6.875    11/15/31       2,003,670
                                                                                            ------------
                                                                                               5,654,282
                                                                                            ------------
            Hotels/Resorts/Cruiselines (2.8%)
     895    Hilton Hotels Corp. ....................................   7.625    12/01/12         897,238
   1,140    Hyatt Equities LLC - 144A*..............................   6.875    06/15/07       1,153,679
     545    Marriott International, Inc. (Series D).................   8.125    04/01/05         590,599
     695    Marriott International, Inc. (Series E).................   7.00     01/15/08         759,071
     310    Starwood Hotels & Resorts Worldwide, Inc. ..............   7.375    05/01/07         308,838
   1,400    Starwood Hotels & Resorts Worldwide, Inc. ..............   7.875    05/01/12       1,394,749
                                                                                            ------------
                                                                                               5,104,174
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------
            Industrial Conglomerates (1.7%)
$    780    General Electric Capital Corp. .........................   6.75%    03/15/32    $    878,547
   2,040    Honeywell International, Inc. ..........................   6.125    11/01/11       2,262,941
                                                                                            ------------
                                                                                               3,141,488
                                                                                            ------------
            Industrial Machinery (0.6%)
   1,120    Kennametal Inc. ........................................   7.20     06/15/12       1,195,629
                                                                                            ------------
            Integrated Oil (0.8%)
   1,315    Conoco Inc. ............................................   6.95     04/15/29       1,489,838
                                                                                            ------------
            Investment Bank/Brokers (0.9%)
   1,000    Goldman Sachs Group Inc. ...............................   6.875    01/15/11       1,140,162
     485    Goldman Sachs Group Inc. ...............................   6.60     01/15/12         541,658
                                                                                            ------------
                                                                                               1,681,820
                                                                                            ------------
            Life/Health Insurance (3.0%)
     845    Hartford Life, Inc. ....................................   7.375    03/01/31         917,753
   2,470    John Hancock Financial Services, Inc. ..................   7.375    02/15/24       2,688,479
     165    Metlife Inc. ...........................................   6.50     12/15/32         175,130
     765    Metropolitan Life Insurance Co. ........................   7.80     11/01/25         873,102
     775    New England Mutual Life Insurance Co. ..................   7.875    02/15/24         858,004
                                                                                            ------------
                                                                                               5,512,468
                                                                                            ------------
            Major Telecommunications (6.5%)
   3,475    AT&T Corp. .............................................   8.50     11/15/31       3,735,476
     735    British Telecom PLC (United Kingdom)....................   8.875    12/15/30         943,115
   1,080    Deutsche Telekom International Finance (Netherlands)....   8.75     06/15/30       1,281,584
   1,495    GTE Corp. ..............................................   6.94     04/15/28       1,613,092
   1,720    Sprint Capital Corp. ...................................   8.375    03/15/12       1,831,800
     835    Verizon Global Funding Corp. ...........................   7.75     12/01/30       1,004,068
   1,515    Verizon New England Inc. ...............................   6.50     09/15/11       1,702,990
                                                                                            ------------
                                                                                              12,112,125
                                                                                            ------------
            Managed Health Care (3.6%)
   2,550    Aetna, Inc. ............................................   7.875    03/01/11       2,965,977
     720    Cigna Corp. ............................................   6.375    10/15/11         747,166
   1,560    Health Net, Inc.........................................   8.375    04/15/11       1,823,743
   1,040    Wellpoint Health Network, Inc. .........................   6.375    06/15/06       1,148,109
                                                                                            ------------
                                                                                               6,684,995
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------
            Media Conglomerates (4.4%)
$  2,320    AOL Time Warner Inc. ...................................   6.875%   05/01/12    $  2,471,548
   1,390    AOL Time Warner Inc. ...................................   7.625    04/15/31       1,475,012
     350    AOL Time Warner Inc. ...................................   7.70     05/01/32         374,842
     225    News America Holdings, Inc. ............................   7.75     01/20/24         250,458
   3,000    News America, Inc. .....................................   7.25     05/18/18       3,292,086
     295    Time Warner, Inc. ......................................   6.625    05/15/29         277,163
                                                                                            ------------
                                                                                               8,141,109
                                                                                            ------------
            Medical Distributors (0.3%)
     555    Amerisource Bergen Corp. ...............................   8.125    09/01/08         599,400
                                                                                            ------------
            Miscellaneous Commercial Services (0.2%)
     430    M.D.C. Holdings, Inc. ..................................   7.00     12/01/12         448,275
                                                                                            ------------
            Motor Vehicles (2.9%)
     860    DaimlerChrysler North America Holdings Co. .............   8.00     06/15/10         991,144
   1,000    DaimlerChrysler North America Holdings Co. .............   8.50     01/18/31       1,179,663
   2,600    Ford Motor Co. .........................................   8.875    11/15/22       2,314,549
   1,270    Ford Motor Co. .........................................   7.45     07/16/31         972,041
                                                                                            ------------
                                                                                               5,457,397
                                                                                            ------------
            Multi-Line Insurance (2.1%)
   1,680    Farmers Exchange Capital - 144A*........................   7.05     07/15/28       1,123,898
   1,580    Farmers Insurance Exchange - 144A*......................   8.625    05/01/24       1,209,379
   1,125    Nationwide Mutual Insurance Co. - 144A*.................   7.50     02/15/24       1,074,089
     480    Nationwide Mutual Insurance Co. - 144A*.................   8.25     12/01/31         510,852
                                                                                            ------------
                                                                                               3,918,218
                                                                                            ------------
            Oil & Gas Pipelines (0.2%)
     445    El Paso Energy Partners, L.P. - 144A*...................   8.50     06/01/10         453,900
                                                                                            ------------
            Oil & Gas Production (1.5%)
      85    Devon Financing Corp. ..................................   6.875    09/30/11          96,737
     855    Devon Financing Corp. ..................................   7.875    09/30/31       1,020,586
     245    Kerr-McGee Corp. .......................................   5.875    09/15/06         263,858
     470    Kerr-McGee Corp. .......................................   6.875    09/15/11         523,264
     910    Vintage Petroleum, Inc. ................................   7.875    05/15/11         919,100
                                                                                            ------------
                                                                                               2,823,545
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------
            Other Consumer Services (1.5%)
$  1,340    Cendant Corp. ..........................................   7.375%   01/15/13    $  1,396,826
   1,310    Cendant Corp. ..........................................   7.125    03/15/15       1,325,896
                                                                                            ------------
                                                                                               2,722,722
                                                                                            ------------
            Other Metals/Minerals (1.5%)
     175    Inco Ltd. (Canada)......................................   7.75     05/15/12         199,949
   1,180    Inco Ltd. (Canada)......................................   7.20     09/15/32       1,203,257
   1,265    Phelps Dodge Corp. .....................................   8.75     06/01/11       1,382,589
                                                                                            ------------
                                                                                               2,785,795
                                                                                            ------------
            Publishing: Newspapers (0.3%)
     470    Belo Corp. .............................................   8.00     11/01/08         553,022
                                                                                            ------------
            Pulp & Paper (3.4%)
   1,225    Abitibi-Consolidated Inc. (Canada)......................   8.55     08/01/10       1,345,224
     485    Abitibi-Consolidated Inc. (Canada)......................   8.85     08/01/30         511,488
   1,680    Bowater Canada Finance (Canada).........................   7.95     11/15/11       1,730,028
   1,060    International Paper Co. - 144A*.........................   5.85     10/30/12       1,117,943
     100    International Paper Co. - 144A*.........................   5.30     04/01/15          99,469
     865    MeadWestVaco Corp. .....................................   6.85     04/01/12         969,798
     455    Sappi Papier Holding AG - 144A* (Austria)...............   6.75     06/15/12         508,369
                                                                                            ------------
                                                                                               6,282,319
                                                                                            ------------
            Real Estate Development (0.7%)
     879    World Financial Property Towers (Class B) - 144A*.......   6.91     09/01/13         969,962
     244    World Financial Property Towers - 144A*.................   6.95     09/01/13         267,855
                                                                                            ------------
                                                                                               1,237,817
                                                                                            ------------
            Real Estate Investment Trust (3.3%)
     840    Boston Properties Inc. - 144A*..........................   6.25     01/15/13         880,039
   1,615    EOP Operating L.P. .....................................   6.763    06/15/07       1,775,967
     100    iStar Financial Inc. ...................................   7.00     03/15/08         101,766
     425    iStar Financial Inc. ...................................   8.75     08/15/08         456,190
     190    ProLogis................................................   5.50     03/01/13         193,668
   1,805    Simon Property Group L.P. ..............................   6.375    11/15/07       1,961,096
     110    Simon Property Group L.P. ..............................   6.35     08/28/12         117,000
     645    Vornado Realty Trust....................................   5.625    06/15/07         664,891
                                                                                            ------------
                                                                                               6,150,617
                                                                                            ------------
            Savings Banks (0.7%)
     850    Washington Mutual Financial Corp. ......................   8.25     04/01/10       1,038,256
     310    Washington Mutual Financial Corp. ......................   5.50     01/15/13         325,046
                                                                                            ------------
                                                                                               1,363,302
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------
            Services to the Health Industry (1.2%)
$  1,775    Anthem Insurance - 144A*................................   9.125%   04/01/10    $  2,177,795
                                                                                            ------------
            Wireless Communications (1.7%)
     330    AT&T Wireless Services, Inc. ...........................   7.875    03/01/11         369,089
   2,375    AT&T Wireless Services, Inc. ...........................   8.75     03/01/31       2,723,560
                                                                                            ------------
                                                                                               3,092,649
                                                                                            ------------
            Total Corporate Bonds (Cost $161,889,347)....................................    171,128,502
                                                                                            ------------
            Foreign Government Obligations (3.7%)
   3,000    Israel (State of).......................................   7.25     12/15/28       2,979,486
   3,395    United Mexican States (Mexico)..........................   8.375    01/14/11       3,912,738
                                                                                            ------------
            Total Foreign Government Obligations (Cost $6,312,502).......................      6,892,224
                                                                                            ------------
            Asset-Backed Securities (0.5%)
            Financial Conglomerates
     800    American Express Credit Account (Cost $799,869).........   5.53     10/15/08         869,157
                                                                                            ------------
            Short-Term Investments (2.1%)
            U.S. Government Obligation (a) (0.4%)
     700    U.S. Treasury Bill** (Cost $696,042)....................   1.15     09/25/03         696,042
                                                                                            ------------
            Repurchase Agreement (1.7%)
   3,188    Joint repurchase agreement account dated 03/31/03;
              proceeds $3,188,119) (b) (Cost $3,188,000)............   1.345    04/01/03       3,188,000
                                                                                            ------------
            Total Short-Term Investments (Cost $3,884,042)...............................      3,884,042
                                                                                            ------------

            Total Investments (Cost $172,885,760) (c)...................    98.4%                           182,773,925
            Other Assets in Excess of Liabilities.......................     1.6                              2,902,349
                                                                           -----                           ------------

            Net Assets..................................................   100.0%                          $185,676,274
                                                                           =====                           ============

---------------------

    *    Resale is restricted to qualified institutional investors.
    ** Security is segregated in connection with open futures contracts.
    FSA  Financial Security Assurance Inc. (Bond Insurance)
    (a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
    (b) Collateralized by federal agency and U.S. Treasury obligations.
    (c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $11,705,515 and the aggregate gross unrealized depreciation is $1,817,350, resulting in net unrealized appreciation of $9,888,165.

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED) continued

Futures Contracts Open at March 31, 2003:

                                 DESCRIPTION/             UNDERLYING     UNREALIZED
NUMBER OF                       DELIVERY MONTH,          FACE AMOUNT    APPRECIATION/
CONTRACTS   LONG/SHORT             AND YEAR                AT VALUE     DEPRECIATION
---------   ----------   -----------------------------   ------------   -------------
   305         Short     U.S. Treasury Notes 10 year,
                                   June 2003             $(35,036,875)    $(92,033)
    82         Short          U.S. Treasury Bond
                                   June 2003              (9,245,500)       16,511
                                                                          --------
            Net unrealized depreciation..............................     $(75,522)
                                                                          ========

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $172,885,760).......................................  $182,773,925
Receivable for:
    Interest................................................     3,174,320
    Investments sold........................................       385,493
Prepaid expenses and other assets...........................        21,834
                                                              ------------
    Total Assets............................................   186,355,572
                                                              ------------
Liabilities:
Payable for:
    Variation margin........................................       253,958
    Investments purchased...................................       181,330
    Investment management fee...............................        78,827
    Capital stock repurchased...............................        39,877
Accrued expenses and other payables.........................       125,306
                                                              ------------
    Total Liabilities.......................................       679,298
                                                              ------------
    Net Assets..............................................  $185,676,274
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $211,413,614
Net unrealized appreciation.................................     9,812,643
Accumulated undistributed net investment income.............       130,331
Accumulated net realized loss...............................   (35,680,314)
                                                              ------------
    Net Assets..............................................  $185,676,274
                                                              ============
Net Asset Value Per Share,
  11,132,118 shares outstanding
  (15,000,000 shares authorized of $.01 par value)..........        $16.68
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended March 31, 2003 (unaudited)

Net Investment Income:

Interest Income.............................................  $ 5,981,897
                                                              -----------
Expenses
Investment management fee...................................      455,706
Transfer agent fees and expenses............................       75,335
Professional fees...........................................       28,814
Shareholder reports and notices.............................       20,180
Directors' fees and expenses................................       10,592
Registration fees...........................................        8,708
Custodian fees..............................................        4,487
Other.......................................................        4,462
                                                              -----------
    Total Expenses..........................................      608,284
                                                              -----------
    Net Investment Income...................................    5,373,613
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Loss on:
    Investments.............................................   (3,058,512)
    Futures contracts.......................................   (1,881,502)
                                                              -----------
    Net Realized Loss.......................................   (4,940,014)
                                                              -----------
Net Change in Unrealized Appreciation on:
    Investments.............................................    9,327,581
    Futures contracts.......................................    1,171,324
                                                              -----------
    Net Appreciation........................................   10,498,905
                                                              -----------
    Net Gain................................................    5,558,891
                                                              -----------
Net Increase................................................  $10,932,504
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED          ENDED
                                                              MARCH 31, 2003   SEPTEMBER 30, 2002
                                                               ------------       ------------
                                                               (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................   $  5,373,613       $ 11,894,279
Net realized loss...........................................     (4,940,014)       (11,115,609)
Net change in unrealized appreciation.......................     10,498,905          1,130,584
                                                               ------------       ------------
    Net Increase............................................     10,932,504          1,909,254
                                                               ------------       ------------
Dividends and Distributions to Shareholders from:
Net investment income.......................................     (5,053,586)       (12,776,488)
Paid-in-capital.............................................       --                 (170,765)
                                                               ------------       ------------
    Total Dividends and Distributions.......................     (5,053,586)       (12,947,253)
                                                               ------------       ------------

Decrease from capital stock transactions....................     (2,663,193)        (1,364,692)
                                                               ------------       ------------

    Net Increase (Decrease).................................      3,215,725        (12,402,691)
Net Assets:
Beginning of period.........................................    182,460,549        194,863,240
                                                               ------------       ------------
End of Period
(Including accumulated undistributed net investment income
of $130,331 and dividends in excess of net investment income
of $189,696, respectively)..................................   $185,676,274       $182,460,549
                                                               ============       ============

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Income Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's primary investment objective is to provide as high a level of current income as is consistent with prudent investment and, as a secondary objective, capital appreciation. The Fund commenced operations on April 6, 1973.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (5) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2003 (UNAUDITED) continued

by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2003 (UNAUDITED) continued

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays a management fee, accrued weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended March 31, 2003 aggregated $52,819,130 and $42,269,125, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent. At March 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $15,300.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 2003 included in Directors' fees and expenses in the Statement of Operations amounted to $3,676. At March 31, 2003, the Fund had an accrued pension liability of $58,707 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate and market risks on portfolio positions in U.S. Government securities, the Fund may enter into interest rate futures contracts ("futures contracts").

These futures contracts involve element of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At March 31, 2003, the Fund had outstanding futures contracts.

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2003 (UNAUDITED) continued

5. Capital Stock

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, September 30, 2001.................................  11,395,818   $113,956    $215,498,308
Treasury shares purchased and retired (weighted average
  discount 5.16%)*..........................................     (86,800)      (868)     (1,363,824)
Distribution from paid-in-capital...........................      --          --           (170,765)
                                                              ----------   --------    ------------
Balance, September 30, 2002.................................  11,309,018   $113,088    $213,963,719
Treasury shares purchased and retired (weighted average
  discount 7.32%)*..........................................    (176,900)    (1,769)     (2,661,424)
                                                              ----------   --------    ------------
Balance, March 31, 2003.....................................  11,132,118   $111,319    $211,302,295
                                                              ==========   ========    ============

---------------------
   * The Directors have voted to retire the shares purchased.

6. Dividends

On March 25, 2003, the Fund declared the following dividends from net investment income:

   AMOUNT       RECORD         PAYABLE
  PER SHARE      DATE           DATE
  ---------  -------------  -------------

    $0.08    April 4, 2003  April 17, 2003
    $0.08     May 9, 2003   May 23, 2003
    $0.08    June 6, 2003   June 20, 2003

7. Federal Income Tax Status

At September 30, 2002, the Fund had a net capital loss carryover of approximately $21,041,000 to offset future capital gains to the extent provided by regulations, available through September 30 of the following years:

              AMOUNT IN THOUSANDS
------------------------------------------------
        2003             2004     2009     2010
---------------------   ------   ------   ------
       $6,713           $2,634   $1,998   $9,696
       ======           ======   ======   ======

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $10,946,000 during fiscal 2002.

As of September 30, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and mark to market of open futures contracts and book amortization of premiums on debt securities.

Morgan Stanley Income Securities Inc.

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                  FOR THE SIX
                                                  MONTHS ENDED             FOR THE YEAR ENDED SEPTEMBER 30,
                                                   MARCH 31,     ----------------------------------------------------
                                                      2003         2002       2001       2000       1999       1998
                                                  ------------   --------   --------   --------   --------   --------
                                                  (unaudited)
Selected Per Share Data:

Net asset value, beginning of period............      $16.13       $17.10     $16.83     $17.51     $19.04     $18.40
                                                      ------       ------     ------     ------     ------     ------

Income (loss) from investment operations:
    Net investment income.......................        0.48*        1.05*      1.28*      1.33*      1.34       1.35
    Net realized and unrealized gain (loss).....        0.50        (0.89)      0.31      (0.72)     (1.55)      0.60
                                                      ------       ------     ------     ------     ------     ------

Total income (loss) from investment
  operations....................................        0.98         0.16       1.59       0.61      (0.21)      1.95
                                                      ------       ------     ------     ------     ------     ------

Less dividends and distributions from:
    Net investment income.......................       (0.45)       (1.12)     (1.32)     (1.34)     (1.32)     (1.32)
    Paid-in capital.............................          --        (0.02)        --         --         --         --
                                                      ------       ------     ------     ------     ------     ------

Total dividends and distributions...............       (0.45)       (1.14)     (1.32)     (1.34)     (1.32)     (1.32)
                                                      ------       ------     ------     ------     ------     ------

Anti-dilutive effect of acquiring treasury
  shares*.......................................        0.02         0.01         --       0.05         --       0.01
                                                      ------       ------     ------     ------     ------     ------

Net asset value, end of period..................      $16.68       $16.13     $17.10     $16.83     $17.51     $19.04
                                                      ======       ======     ======     ======     ======     ======

Market value, end of period.....................      $15.39       $15.23     $17.00     $16.06     $16.31     $17.75
                                                      ======       ======     ======     ======     ======     ======

Total Return+...................................        4.09%(1)    (3.89)%    14.07%      7.17%     (1.04)%    14.75%

Ratios to Average Net Assets:
Expenses........................................        0.67%(2)     0.66%      0.67%      0.65%      0.66%      0.65%

Net investment income...........................        5.90%(2)     6.28%      7.53%      7.89%      7.39%      7.19%

Supplemental Data:
Net assets, end of period, in thousands.........    $185,676     $182,461   $194,863   $192,131   $206,782   $225,583

Portfolio turnover rate.........................          25%(1)       62%       105%        26%        38%        42%

---------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

MORGAN STANLEY
INCOME SECURITIES INC.

Semiannual Report
March 31, 2003


38531RPT-10847DO3-AS-4/03